Note 32 - Capital Base and Capital Management (Table)	12 Months Ended
Dec. 31, 2017
Capital Base And Capital Management
Eligible Capital Resources
Eligible capital resources (Millions of euros)
	Notes	December 2017 (*)	December 2016 (**)	December 2015
Capital	26	3,267	3,218	3,120
Share premium	27	23,992	23,992	23,992
Retained earnings, revaluation reserves and other reserves	28	25,443	23,641	22,512
Other equity instruments, net	28	54	54	35
Treasury shares	29	(96)	(48)	(309)
Attributable to the parent company	6	3,519	3,475	2,642
Attributable dividend	4	(1,043)	(1,510)	(1,352)
Total equity		55,136	52,821	50,640
Accumulated other comprehensive income	30	(8,792)	(5,458)	(3,349)
Non-controlling interest	31	6,979	8,064	8,149
Shareholders' equity		53,323	55,428	55,440
Intangible assets		(6,627)	(5,675)	(3,901)
Fin. treasury shares		(48)	(82)	(95)
Indirect treasury shares		(134)	(51)	(415)
Deductions		(6,809)	(5,808)	(4,411)
Temporary CET 1 adjustments		(273)	(129)	(788)
Capital gains from the Available-for-sale debt instruments portfolio		(256)	(402)	(796)
Capital gains from the Available-for-sale equity portfolio		(17)	273	8
Differences from solvency and accounting level		(189)	(120)	(40)
Equity not eligible at solvency level		(462)	(249)	(828)
Other adjustments and deductions		(3,711)	(2,001)	(1,647)
Common Equity Tier 1 (CET 1)		42,341	47,370	48,554
Additional Tier 1 before Regulatory Adjustments		6,296	6,114	5,302
Total Regulatory Adjustments of Additional Tier 1		(1,657)	(3,401)	(5,302)
Tier 1		46,980	50,083	48,554
Tier 2		8,798	8,810	11,646
Total Capital (Total Capital=Tier 1 + Tier 2)		55,778	58,893	60,200

Total Minimum equity required		40,370	37,923	38,125

(*) Includes updates on the calculation of Structural FX RWA, pending confirmation by ECB and the subordinated debt (Tier2) issued by Garanti pending approval by ECB.

(**) Figures originally reported in the Prudential Relevance Report corresponding to the year 2016, without restatements.

Table of Leverage Ratio
Capital Base (Millions of euros)
	2017	2016	2015
Tier 1 (thousand of euros) (a)	46,980	50,083	48,554
Exposure (thousand of euros) (b)	709,480	747,216	766,589
Leverage ratio (a)/(b) (percentage)	6.62%	6.70%	6.33%

Public Balance Sheet Headings
Public balance sheet headings (Millions of euros)
	Public balance sheet	Insurance companies and real estate companies (1)	Jointly-controlled entities and other adjustments (2)	Regulatory balance sheet
Cash and balances with central banks and other demand deposits	42,680	-	24	42,704
Financial assets held for trading	64,695	2,206	-	66,901
Other financial assets designated at fair value through profit or loss	2,709	(2,061)	-	648
Available for sale financial assets	69,476	(19,794)	-	49,682
Loans and receivables	431,521	(1,805)	764	430,480
Held to maturity investments	13,754	-	-	13,754
Hedgind derivatives	2,485	(90)	(1)	2,394
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(25)	-	-	(25)
Investments in entities accounted for using the equity method	1,588	3,294	(80)	4,802
Non-current assets held for sale	23,853	(334)	3	23,522
Other	37,323	595	5	37,923
Total assets	690,059	(17,989)	715	672,785

(1) Correspond to balances of entities fully consolidated in the public balance sheet but consolidated by the equity method in the regulatory balance sheet.

(2) Correspond to intragroup adjustments and other consolidation adjustments.